Income taxes, Components of Other Comprehensive Income (Loss) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
Revaluation gain on digital assets	$ 57,695,235	$ 60,729,647
Tax recovery (expense)	164,182	(15,048,707)
Revaluation gain on digital assets, net of tax	$ 57,859,417	$ 45,680,940